Information concerning the Group's Consolidated Operations	6 Months Ended
Jun. 30, 2021
Text block1 [abstract]
Information concerning the Group's Consolidated Operations
Note 3. Information concerning the Group’s Consolidated Operations
3.1 Revenues and other income
3.1.1 For the
six-month
period ended June 30
Revenues by country of origin and other income

	For the six-month period ended June 30,
	2020	2021
	$ in thousands
From France	48,323	20,061
From USA (1)	4,670	16,716

Revenues	52,993	36,777

Research tax credit	3,573	4,272
Subsidies and other (2)	(79)	1,532

Other income	3,494	5,804

Total revenues and other income	56,487	42,581

(1)	Revenues from USA concern Calyxt only.
(2)	As of June 30, 2021, this only includes Calyxt’s PPP loan, which is now forgiven and recognized as other income such as disclosed in note 10.1.
Revenues by nature

	For the six-month period ended June 30,
	2020	2021
	$ in thousands
Recognition of previously deferred upfront payments	19,535	—
Other revenues	27,536	20,014

Collaboration agreements	47,071	20,014

Licenses	1,233	—
Products & services	4,689	16,763

Total revenues	52,993	36,777

Recognition of other revenues for the
six-month
period ended June 30, 2021 mainly reflects (i) the recognition of $15.0 million of upfront amounts related to the grant of a right-of-use
license as part of the agreement signed between Cellectis and Cytovia on February 12, 2021 and (ii) the recognition of a $5.1 million milestone related to Cellectis’ agreement with Allogene. The agreement with Cytovia provides for several types of financial compensation to Cellectis, including equity or cash compensation of $15 million committed at the signature of the contract, as well as cash milestones payments, cash upfront payment upon delivery of products and single-digit royalties.

Revenues related to licenses include royalties received under our various license agreements.
Products and services revenues mainly include the revenues of plants activities which are primarily attributable to Calyxt’s seed and grain crop sales for $16.7 million during the first half of 2021.
3.1.2 For the three-month period ended June 30
Revenues by country of origin and other income

	For the three-month period ended June 30,
	2020	2021
	$ in thousands
From France (3)	607	(552)
From USA (1)	2,293	11,728

Revenues	2,900	11,176

Research tax credit	1,725	1,909
Subsidies and other (2)	(10)	1,530

Other income	1,716	3,439

Total revenues and other income	4,616	14,615

(1)	Revenues from USA concern Calyxt only.
(2)	As of June 30, 2021, this only includes Calyxt’s PPP loan, which is now forgiven and recognized as other income such as disclosed in note 10.1.
(3)
As of June 30, 2021, the negative impact corresponds to Cytovia’s convertible note revaluation for the three months ended March 31, 2021 which has been reclassified to financial result in the three months ended June 30, 2021.

Revenues by nature

	For the three-month period ended June 30,
	2020	2021
	$ in thousands
Recognition of previously deferred upfront payments	—	—
Other revenues (1)	110	(551)

Collaboration agreements	110	(551)

Licenses (1)	466	(48)
Products & services	2,324	11,775

Total revenues	2,900	11,176

(1)
As of June 30, 2021, the negative impact corresponds to Cytovia’s convertible note revaluation for the three months ended March 31, 2021 which has been reclassified to financial result in the three months ended June 30, 2021.

3.2 Operating expenses
3.2.1 For the
six-month
period ended June 30

	For the six-month period ended June 30,
	2020	2021
Cost of goods sold	(9,204)	(18,706)
Royalty expenses	(1,223)	(1,194)

Cost of revenue	(10,428)	(19,899)

	For the six-month period ended June 30,
Research and development expenses	2020	2021
Wages and salaries	(13,276)	(20,863)
Social charges on stock option grants	—	(845)
Non-cash stock based compensation expense	(5,014)	(4,530)

Personnel expenses	(18,290)	(26,237)

Purchases and external expenses	(21,743)	(30,897)
Other	(3,555)	(5,204)

Total research and development expenses	(43,587)	(62,338)

	For the six-month period ended June 30,
Selling, general and administrative expenses	2020	2021
Wages and salaries	(7,890)	(9,183)
Social charges on stock option grants	—	(350)
Non-cash stock based compensation expense	(4,413)	509

Personnel expenses	(12,302)	(9,024)

Purchases and external expenses	(6,980)	(6,419)
Other	(1,931)	(2,776)

Total selling, general and administrative expenses	(21,213)	(18,219)

	For the six-month period ended June 30,
Personnel expenses	2020	2021
Wages and salaries	(21,165)	(30,046)
Social charges on stock option grants	—	(1,195)
Non-cash stock based compensation expense	(9,427)	(4,020)

Total personnel expenses	(30,592)	(35,261)

3.2.2 For the three-month period ended June 30

	For the three-month period ended June 30,
	2020	2021
Cost of goods sold	(5,320)	(11,375)
Royalty expenses	(507)	(380)

Cost of revenue	(5,827)	(11,754)

	For the three-month period ended June 30,
Research and development expenses	2020	2021
Wages and salaries	(6,790)	(9,986)
Social charges on free shares and stock option grants	—	(84)
Non-cash stock based compensation expense	(2,410)	(2,819)

Personnel expenses	(9,200)	(12,888)

Purchases and external expenses	(11,775)	(15,845)
Other	(1,887)	(2,413)

Total research and development expenses	(22,862)	(31,147)

	For the three-month period ended June 30,
Selling, general and administrative expenses	2020	2021
Wages and salaries	(3,105)	(3,206)
Social charges on free shares and stock option grants	—	(17)
Non-cash stock based compensation expense	(2,240)	(1,172)

Personnel expenses	(5,345)	(4,395)

Purchases and external expenses	(2,653)	(3,600)
Other	(1,072)	(1,348)

Total selling, general and administrative expenses	(9,070)	(9,343)

	For the three-month period ended June 30,
Personnel expenses	2020	2021
Wages and salaries	(9,895)	(13,192)
Social charges on free shares and stock option grants	—	(100)
Non-cash stock based compensation expense	(4,651)	(3,990)

Total personnel expenses	(14,546)	(17,283)

3.3 Reportable segments
Accounting policies
Reportable segments are identified as components of the Group that have discrete financial information available for evaluation by the Chief Operating Decision Maker (“CODM”), for purposes of performance assessment and resource allocation.
For the three-month and
six-month
periods ended June 30, 2021, Cellectis’ CODM is composed of:

•	The Chief Executive Officer;

•	The Executive Vice President Strategic Initiatives;

•	The Executive Vice President Global Quality (until March 31, 2021);

•	The Senior Vice President Europe Technical Operations;

•	The Senior Vice President of US Manufacturing;

•	The Chief Scientific Officer;

•	The Chief Financial Officer;

•	The General Counsel;

•	The Chief Business Officer;

•	The Chief Regulatory & Compliance Officer;

•	The Chief Medical Officer; and

•	The Chief Human Resources Officer.
We view our operations and manage our business in two operating and reportable segments that are engaged in the following activities:

•
Therapeutics: This segment is focused on the development (i) gene-edited allogeneic Chimeric Antigen Receptor
T-cells
product candidates (UCART) in the field of immuno-oncology (UCART) and (ii) gene-edited hematopoetic stem cells (HSC) product candidates in other therapeutic indications. These approaches are based on our core proprietary technologies. All these activities are supported by Cellectis S.A., Cellectis, Inc. and Cellectis Biologics, Inc. The operations of Cellectis S.A., the parent company, are presented entirely in the Therapeutics segment which also comprises research and development, management and support functions.

•
Plants: This segment focused on using an advanced plant-based technology platform to develop sustainable products and technologies, while leveraging partners and licensees to manage commercialization and the associated costs and risks. It corresponds to the activity of our U.S.-based majority-owned subsidiary, Calyxt, which is currently based in Roseville, Minnesota.

There are inter-segment transactions between the two reportable segments, including allocation of corporate general and administrative expenses by Cellectis S.A. and allocation of research and development expenses to the reportable segments.
With respect to corporate general and administrative expenses, Cellectis S.A. has provided Calyxt, with general sales and administrative functions, accounting and finance functions, investor relations, intellectual property, legal advice, human resources, communication and information technology under a Management Services Agreement. Effective with the end of the third quarter 2019,

Calyxt has internalized nearly all of the services previously provided by Cellectis under this agreement. Under the Management Services Agreement, Cellectis S.A. charges Calyxt, in euros at cost plus a mark-up
ranging between zero to 10%, depending on the nature of the service. Amounts due to Cellectis S.A. pursuant to inter-segment transactions bear interest at a rate of the
12-month
Euribor plus 5% per annum.
The intersegment revenues represent the transactions between segments. Intra-segment transactions are eliminated within a segment’s results and intersegment transactions are eliminated in consolidation as well as in key performance indicators by reportable segment.
Information related to each reportable segment is set out below. Segment revenues and other income, Research and development expenses, Selling, general and administrative expenses, and Cost of revenue and other operating income and expenses, and Adjusted net income (loss) attributable to shareholders of Cellectis (which does not include non-cash
stock-based compensation expense) are used by the CODM for purposes of making decisions about allocating resources to the segments and assessing their performance. The CODM does not review any asset or liability information by segment or by region.
Adjusted Net Income (Loss) attributable to shareholders of Cellectis S.A. is not a measure calculated in accordance with IFRS. Because Adjusted Net Income (Loss) attributable to shareholders of Cellectis excludes
Non-cash
stock based compensation expense—a
non-cash
expense, our management believes that this financial measure, when considered together with our IFRS financial statements, can enhance an overall understanding of Cellectis’ financial performance. Moreover, our management views the Company’s operations, and manages its business, based, in part, on this financial measure.
The net income (loss) by segment includes the impact of the operations between segments while the intra-segment operations are eliminated.

Details of key performance indicators by reportable segment for the six-month
periods ended June 30,

	For the six-month period ended June 30, 2020			For the six-month period ended June 30, 2021
$ in thousands	Plants	Therapeutics	Total reportable segments	Plants	Therapeutics	Total reportable segments
External revenues	4,670	48,323	52,993	16,716	20,061	36,777
External other income	—	3,494	3,494	1,528	4,276	5,804

External revenues and other income	4,670	51,817	56,487	18,244	24,337	42,581

Cost of revenue	(9,219)	(1,207)	(10,428)	(18,706)	(1,194)	(19,899)
Research and development expenses	(5,388)	(38,199)	(43,587)	(5,836)	(56,503)	(62,338)
Selling, general and administrative expenses	(11,774)	(9,439)	(21,213)	(7,528)	(10,691)	(18,219)
Other operating income and expenses	(44)	131	86	7	482	489

Total operating expenses	(26,426)	(48,715)	(75,142)	(32,063)	(67,905)	(99,968)

Operating income (loss) before tax	(21,756)	3,102	(18,655)	(13,818)	(43,569)	(57,387)

Net financial gain (loss)	(148)	(487)	(635)	(584)	1,015	431

Net income (loss)	(21,904)	2,615	(19,290)	(14,402)	(42,554)	(56,956)

Non controlling interests	7,069	—	7,069	5,169	—	5,169

Net income (loss) attributable to shareholders of Cellectis	(14,835)	2,615	(12,221)	(9,233)	(42,554)	(51,787)

R&D non-cash stock-based expense attributable to shareholder of Cellectis	573	4,177	4,750	532	3,703	4,235
SG&A non-cash stock-based expense attributable to shareholder of Cellectis	1,879	1,667	3,546	(918)	916	(2)

Adjustment of share-based compensation attributable to shareholders of Cellectis	2,452	5,844	8,296	(385)	4,619	4,233

Adjusted net income (loss) attributable to shareholders of Cellectis	(12,383)	8,459	(3,924)	(9,619)	(37,935)	(47,554)

Depreciation and amortization	(980)	(3,212)	(4,192)	(1,218)	(5,954)	(7,173)
Additions to tangible and intangible assets	355	29,832	30,187	308	11,020	11,327

Details of key performance indicators by reportable s
e
gment for three-month periods ended June 30,

	For the three-month period ended June 30, 2020			For the three-month period ended June 30, 2021
$ in thousands	Plants	Therapeutics	Total reportable segments	Plants	Therapeutics	Total reportable segments
External revenues	2,293	607	2,900	11,728	(552)	11,176
External other income	—	1,716	1,716	1,528	1,911	3,439

External revenues and other income	2,293	2,323	4,616	13,256	1,359	14,615

Cost of revenue	(5,339)	(487)	(5,827)	(11,337)	(418)	(11,754)
Research and development expenses	(2,754)	(20,107)	(22,862)	(2,810)	(28,336)	(31,147)
Selling, general and administrative expenses	(5,311)	(3,759)	(9,070)	(3,410)	(5,933)	(9,343)
Other operating income and expenses	(24)	135	111	31	118	150

Total operating expenses	(13,429)	(24,218)	(37,647)	(17,526)	(34,569)	(52,096)

Operating income (loss) before tax	(11,136)	(21,895)	(33,031)	(4,270)	(33,210)	(37,481)

Financial gain (loss)	185	(3,006)	(2,821)	(294)	(3,836)	(4,129)

Net income (loss)	(10,951)	(24,901)	(35,852)	(4,564)	(37,046)	(41,610)

Non controlling interests	3,589	—	3,589	1,691	—	1,691

Net income (loss) attributable to shareholders of Cellectis	(7,362)	(24,901)	(32,263)	(2,873)	(37,046)	(39,919)

R&D non-cash stock-based expense attributable to shareholder of Cellectis	(21)	1,749	1,728	271	2,398	2,669
SG&A non-cash stock-based expense attributable to shareholder of Cellectis	1,132	580	1,712	373	593	966

Adjustment of share-based compensation attributable to shareholders of Cellectis	1,112	2,329	3,441	644	2,991	3,635

Adjusted net income (loss) attributable to shareholders of Cellectis	(6,250)	(22,572)	(28,823)	(2,229)	(34,055)	(36,285)

Depreciation and amortization	(490)	(1,657)	(2,147)	(614)	(2,768)	(3,382)
Additions to tangible and intangible assets	207	16,003	16,210	39	4,688	4,727